Investments (excluding Consolidated Investment Entities) - Unrealized Capital Losses 1 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	$ 131.3	$ 40.3
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	800.0	15.4
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	205.2	237.0
Total Unrealized Capital Losses	1,136.5	292.7
U.S. Treasuries
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	24.3	1.8
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	52.6	0
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	9.9	0
Total Unrealized Capital Losses	86.8	1.8
U.S. government agencies and authorities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	0	0
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	1.4	0
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	0	0
Total Unrealized Capital Losses	1.4	0
U.S. corporate, state and municipalities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	78.5	19.2
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	519.6	3.0
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	109.6	26.6
Total Unrealized Capital Losses	707.7	48.8
Foreign
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	16.0	12.7
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	184.3	7.4
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	18.4	39.2
Total Unrealized Capital Losses	218.7	59.3
Residential mortgage-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	8.3	6.4
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	40.6	2.1
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	31.5	78.2
Total Unrealized Capital Losses	80.4	86.7
Commercial mortgage-backed
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	3.3	0.2
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	0	1.7
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	0.2	4.2
Total Unrealized Capital Losses	3.5	6.1
Other asset-backed
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	0.9	0
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	1.5	1.2
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	35.6	88.8
Total Unrealized Capital Losses	38.0	90.0
Fair value decline below amortized cost less than 20%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six months or less below amortized cost, Amortized Cost	7,883.3	3,154.6
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	166.0	95.2
Six months or less below amortized cost, Number of Securities	570	308
More than six months and twelve months or less below amortized cost, Amortized Cost	12,339.7	363.3
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	776.8	19.5
More than six months and twelve months or less below amortized cost, Number of Securities	798	83
More than twelve months below amortized cost, Amortized Cost	1,579.2	940.1
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	144.5	35.9
More than twelve months below amortized cost, Number of Securities	302	221
Total Amortized Cost	21,802.2	4,458.0
Total Unrealized Capital Losses	1,087.3	150.6
Number of Securities	1,670	612
Fair value decline below amortized cost less than 20% | U.S. Treasuries
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	2,750.5	453.0
Total Unrealized Capital Losses	81.4	1.8
Number of Securities	32	3
Fair value decline below amortized cost less than 20% | U.S. government agencies and authorities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	66.8	0
Total Unrealized Capital Losses	1.4	0
Number of Securities	3	0
Fair value decline below amortized cost less than 20% | U.S. corporate, state and municipalities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	11,892.6	1,688.5
Total Unrealized Capital Losses	694.2	33.1
Number of Securities	744	109
Fair value decline below amortized cost less than 20% | Foreign
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	3,944.2	684.9
Total Unrealized Capital Losses	211.0	24.1
Number of Securities	300	50
Fair value decline below amortized cost less than 20% | Residential mortgage-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	2,361.4	938.3
Total Unrealized Capital Losses	70.2	42.5
Number of Securities	471	343
Fair value decline below amortized cost less than 20% | Commercial mortgage-backed
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	245.5	85.9
Total Unrealized Capital Losses	3.5	5.6
Number of Securities	16	19
Fair value decline below amortized cost less than 20% | Other asset-backed
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	541.2	607.4
Total Unrealized Capital Losses	25.6	43.5
Number of Securities	104	88
Fair value decline below amortized cost greater than 20%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six months or less below amortized cost, Amortized Cost	80.5	42.1
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	18.6	11.4
Six months or less below amortized cost, Number of Securities	20	21
More than six months and twelve months or less below amortized cost, Amortized Cost	67.6	30.2
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	16.7	10.3
More than six months and twelve months or less below amortized cost, Number of Securities	8	9
More than twelve months below amortized cost, Amortized Cost	55.8	394.1
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	13.9	120.4
More than twelve months below amortized cost, Number of Securities	22	95
Total Amortized Cost	203.9	466.4
Total Unrealized Capital Losses	49.2	142.1
Number of Securities	50	125
Fair value decline below amortized cost greater than 20% | U.S. Treasuries
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	25.3	0
Total Unrealized Capital Losses	5.4	0
Number of Securities	1	0
Fair value decline below amortized cost greater than 20% | U.S. government agencies and authorities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	0	0
Total Unrealized Capital Losses	0	0
Number of Securities	0	0
Fair value decline below amortized cost greater than 20% | U.S. corporate, state and municipalities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	55.8	41.4
Total Unrealized Capital Losses	13.5	15.7
Number of Securities	5	3
Fair value decline below amortized cost greater than 20% | Foreign
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	35.0	109.3
Total Unrealized Capital Losses	7.7	35.2
Number of Securities	6	14
Fair value decline below amortized cost greater than 20% | Residential mortgage-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	35.6	144.8
Total Unrealized Capital Losses	10.2	44.2
Number of Securities	25	77
Fair value decline below amortized cost greater than 20% | Commercial mortgage-backed
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	0	1.9
Total Unrealized Capital Losses	0	0.5
Number of Securities	0	1
Fair value decline below amortized cost greater than 20% | Other asset-backed
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	52.2	169.0
Total Unrealized Capital Losses	$ 12.4	$ 46.5
Number of Securities	13	30